Document and Entity Information	12 Months Ended
Mar. 31, 2017 shares
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	IX
Entity Registrant Name	ORIX CORP
Entity Central Index Key	0001070304
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,324,107,328